INVENTORIES (Details) (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
INVENTORIES [Abstract]
Finished goods	$ 379,755	$ 364,630	$ 230,605
Raw materials	289,576	181,488	162,829
Total inventory	$ 669,331	$ 546,118	$ 393,434